Other Receivables and Prepayment and Other Payables and Accrued Liabilities - Schedule of Other Payables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Other Payables
Accrued staff cost	RM 683,062	$ 152,623	RM 349,035
Other payables and accrued expenses	30,314,506	6,773,434	782,911
Prepayment from customer	818,931	182,981	134,194
Total other payables	RM 31,816,499	$ 7,109,038	RM 1,266,140